Employee benefit obligations (Tables)	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Disclosure and Reconciliation of Net Defined Benefit Liability (Asset) and Income Statement Impact

(EUR thousand)	As of March 31
	2024	2023
Balance sheet obligations for:
Defined benefit pension plan (Funded)	1,473	847
Post-employment benefit (Unfunded)	3,114	2,480
Leave Obligation	588	468
Total employee benefit obligations	5,175	3,795

(a) Defined benefit pension plan and post-employment benefits

(EUR thousand)	For the financial year ended March 31
	2024	2023
Present value of funded obligations	(13,471)	(10,925)
Fair value of plan assets	11,998	10,078
Deficit of funded plans	(1,473)	(847)
Present value of unfunded obligations	(3,114)	(2,480)
Net benefit liability	(4,587)	(3,327)
The amounts recognized in the consolidated income statement, and statement of comprehensive income for service cost and interest cost are as follows:

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Income statement (credit) / charge for:
Service cost	1,251	1,607	1,560
Interest cost	95	74	49
Total Income statement charge	1,346	1,681	1,609
Other comprehensive income / (loss):
Remeasurement of post-employment benefit obligations	993	(1,435)	(3,826)
The tables below reconcile the net obligation in respect of the Group’s pension plans and other post-employment benefits with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2024	2023
Defined benefit obligation as of April 1	13,405	13,363
Current service cost	1,169	1,088
Interest expense	296	182
Contributions by employees	449	492
(Gain)/loss from change in financial assumptions	898	(1,593)
Experience loss	644	131
Past service cost	82	519
Benefits paid	(404)	(1,002)
Exchange differences	46	225
Defined benefit obligation as of March 31	16,585	13,405

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2024	2023
Opening balance fair value of plan assets	10,078	9,173
Interest income	201	108
Return / (loss) on plan assets (excluding amounts included in net interest costs)	548	(27)
Contributions by employer	723	687
Contributions by employees	449	492
Benefits paid	(199)	(673)
Exchange differences	198	318
Closing balance fair value of plan assets	11,998	10,078

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2024	2023	2022
Current service cost	1,169	1,088	2,152
Interest cost	95	74	49
Past service cost/(gain)	82	519	(373)
Gain on curtailments and settlements	—	—	(219)
Unrealized FX impact	152	(93)	(211)
Total net periodic cost	1,498	1,588	1,398

Disclosure of Financial and Demographic Assumptions	hese calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Discount rate	3.25%	1.50%	3.50%	3.25%	4.25%	25.00%	0.75%	3.50%	3.25%	25.00%
Inflation rate	—	1.25%	—	2.50%	—	—	—	—	—	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%	25.00%	3.50%	9.50%	2.50%	25.00%

(%)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	3.50%	1.90%	3.50%	3.50%	4.70%	9.50%	0.80%	3.50%	3.50%
Inflation rate	—	1.25%	—	2.50%	—	—	—	—	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%	10.00%	3.50%	9.50%	2.50%

(Retirement age)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Retirement age:
- Male	62	65	Individual	67	60	Individual	65	Individual	67	64
- Female	62	64	Individual	67	60	Individual	65	Individual	67	64

(Retirement age)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	Individual	67	60	Individual	65	Individual	67
- Female	62	64	Individual	67	60	Individual	65	Individual	67

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Duration in years	9.41	16.29	13.85	9.04	10.74	11.95	6.77	21.88	13.81	11.21
Expected contributions as of March 31, 2024 in EUR thousands	—	802	—	—	—	—	—	—	—	15

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	10.52	15.94	14.19	8.86	11.16	13.94	7.72	22.66	10.83

Disclosure of Fair Value of Plan Assets and Position of Post-Employment Benefit Plan
The table below shows the fair value of plan assets relating to the Group’s defined benefit pension plans, split by asset category:

(EUR thousands)	As of March 31
	2024		2023
Plan assets are comprised as follows:	Value	%	Value	%
Equity instruments	3,965	33.0%	3,578	35.5%
Euroland bonds	3,478	29.0%	3,182	31.6%
Hold to maturity bonds	374	3.1%	341	3.4%
Property	3,270	27.3%	2,290	22.7%
Other assets	473	3.9%	396	3.9%
Alternative investments	438	3.7%	291	2.9%
Insurance contracts	—	0.0%	—	0%
Total	11,998	100%	10,078	100%
The pension plans in Switzerland are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2024	2023
Present value of defined benefit obligation	(16,585)	(13,405)
Fair value of plan assets	11,998	10,078
Deficit in the plan	(4,587)	(3,327)
Experience adjustments on defined benefit obligation	(644)	(131)

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The tables below summarize the percentage change in the net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2024
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Discount rate - decrease by 0.5%	+4.7%	+8.6%	+7.0%	+4.5%	+5.4%	+5.6%	+3.4%	+11.3%	+7.0%	+9.5%
Discount rate - increase by 0.5%	-4.4%	-7.5%	-6.4%	-4.2%	-4.9%	-5.1%	-3.3%	-9.9%	-6.4%	-8.5%
Salary growth rate - decrease by 0.5%	-4.4%	-0.5%	-6.5%	-4.0%	-4.9%	-5.1%	-3.2%	-9.5%	-6.4%	-4.4%
Salary growth rate - increase by 0.5%	+4.6%	+0.5%	+7.0%	+4.3%	+5.3%	+5.5%	+3.3%	+10.5%	+7.0%	+4.6%
Actuarial basis (mortality) (10.0)%	—	+1.0%	—	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.1%	—	—	—	—	—	—	—	—

(%)
As of March 31, 2023
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.2%	+8.3%	+7.2%	+4.4%	+5.6%	+6.7%	+3.9%	+11.6%	+5.4%
Discount rate - increase by 0.5%	-4.9%	-7.3%	-6.6%	-4.1%	-5.1%	-6.1%	-3.70	-10.30	-5.10
Salary growth rate - decrease by 0.5%	-4.9%	-0.4%	-6.6%	-4.0%	-5.1%	-6.0%	-3.60	-9.80	-5.10
Salary growth rate - increase by 0.5%	+5.2%	+0.5%	+7.2%	+4.2%	+5.5%	+6.5%	+3.8%	+10.9%	+5.4%
Actuarial basis (mortality) (10.0)%	—	+0.9%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.0%	—	—	—	—	—	—	—

Disclosure of defined benefit plan, expense recognized in profit or loss explanatory
The amounts recognized in the income statement and the statement of comprehensive income are as follows:

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2024	2023	2022
Current service cost	114	50	70
Interest cost on benefit obligation	22	14	11
Total net periodic cost	136	64	81